Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

Prudential Investment Portfolios 3

PGIM Strategic Bond Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

Prudential Investment Portfolios, Inc. 17

PGIM ESG Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund

PGIM ESG Total Return Bond Fund

PGIM Total Return Bond Fund

PGIM ETF Trust

PGIM Short Duration Multi-Sector Bond ETF

PGIM Total Return Bond ETF

The Target Portfolio Trust

PGIM Core Bond Fund

(each a "Fund" and collectively the "Funds")

Supplement dated September 29, 2023

to each Funds' Currently Effective Statement of Additional Information

You should read this Supplement in conjunction with each Funds' Statement of Additional Information and retain it for future reference.

Effective immediately, Mr. Matthew Angelucci and Mr. Tyler Thorn are added to each Funds' portfolio management teams.

To reflect this change, each Fund's Statement of Additional Information (SAI) is hereby revised as follows effective immediately:

1.The table in the section of the PGIM Balanced Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Balanced Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$93,308,556,375	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
PGIM Fixed		41/$87,050,087,324	17/$25,691,417,195	103/$53,166,183,875
			1/$59,779,608	3/$476,847,821
Income	Tyler Thorn*

* Information is as of August 31, 2023.

2.The table in the section of the PGIM Balanced Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr.Thorn:

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PGIM Balanced Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

3.The table in the section of the PGIM Strategic Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr.Thorn:

PGIM Strategic Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$92,650,697,960	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$86,392,228,909	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

4.The table in the section of the PGIM Strategic Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Strategic Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

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5.The table in the section of the PGIM Absolute Return Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Absolute Return Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$92,600,510,736	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$86,342,041,685	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

*Information is as of August 31, 2023.

6.The table in the section of the PGIM Absolute Return Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Absolute Return Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

7.The table in the section of the PGIM ESG Short Duration Multi-Sector Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM ESG Short Duration Multi-Sector Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$93,652,873,228	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$87,394,404,177	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

8.The table in the section of the PGIM ESG Short Duration Multi-Sector Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

LR1450

PGIM ESG Short Duration Multi-Sector Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

9.The table in the section of the PGIM Short Duration Multi-Sector Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Short Duration Multi-Sector Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$90,772,903,745	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$84,514,434,694	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

10.The table in the section of the PGIM Short Duration Multi-Sector Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Short Duration Multi-Sector Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

LR1450

11.The table in the section of the PGIM ESG Total Return Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM ESG Total Return Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$93,656,401,116	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$87,397,932,065	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

12.The table in the section of the PGIM ESG Total Return Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM ESG Total Return Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

13.The table in the section of the PGIM Total Return Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Total Return Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$51,686,074,951	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$45,427,605,900	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

14.The table in the section of the PGIM Total Return Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

LR1450

PGIM Total Return Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

15.The table in the section of the PGIM Short Duration Multi-Sector Bond ETF's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Short Duration Multi-Sector Bond ETF

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$93,653,771,786	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$87,395,302,735	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

16.The table in the section of the PGIM Short Duration Multi-Sector Bond ETF's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Short Duration Multi-Sector Bond ETF

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None
PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

LR1450

17.The table in the section of the PGIM Total Return Bond ETF's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Total Return Bond ETF

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$93,575,632,261	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$87,317,154,210	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

18.The table in the section of the PGIM Total Return Bond ETF's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Total Return Bond ETF

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

19.The table in the section of the PGIM Core Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

PGIM Core Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		54/$92,099,548,060	27/$28,024,599,647	148/$ 74,841,987,892
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income	Angelucci*
		41/$85,841,079,009	17/$25,691,417,195	103/$53,166,183,875
PGIM Fixed			1/$59,779,608	3/$476,847,821

Income	Tyler Thorn*

* Information is as of August 31, 2023.

20.The table in the section of the PGIM Core Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Angelucci and Mr. Thorn:

LR1450

PGIM Core Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Matthew Angelucci**	None

PGIM Fixed Income	Tyler Thorn**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Matthew Angelucci's investment in the Fund as of August 31, 2023 is as follows: None.

The dollar range for Tyler Thorn's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

LR1450